Shareholders' Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 17, 2021	Aug. 09, 2021	Aug. 24, 2020	Mar. 31, 2023	Mar. 31, 2022
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized				500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 1.58		$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding				68,598,050	68,598,050
Reverse ADS split ratio			The change in the ADS ratio has the same effect as a one-for-three reverse ADS split.
Number of units issued		6,340,000
Number of shares in a unit		3
Price per share (in Dollars per share)		$ 0.0001
Number of shares to purchase a warrant		3
Exercise price of warrants (in Dollars per share)		$ 3
Aggregate purchase price (in Dollars)		$ 10,020,000.00
Net proceeds (in Dollars)	$ 10,000,000				$ 10,017,200
Initial exercise price (in Dollars per share)				$ 3
Term of warrants				5 years
Number of shares to purchase warrants				6,340,000
Remaining contractual life of warrants				3 years 6 months
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares to purchase warrants				19,020,000
Weighted average exercise price of warrants (in Dollars per share)				$ 3